INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Statutory federal income tax	(34.00%)	(34.00%)
State income tax, net of federal tax effect	(10.50%)	(5.90%)
Permanent difference	13.90%	5.00%
Increase in valuation allowance	30.60%	34.90%
Income tax provision	0.00%	0.00%